Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total segment and consolidated revenues	$ 86,130	$ 24,457	$ 257,559	$ 1,373,547	$ 1,410,080
Total segment and consolidated gross profit	24,083	1,523	61,616	107,709	101,951
Total segment income (loss)	(53,818)	(103,897)	(373,457)	(163,366)
Unallocated costs	(47,821)	(10,973)	(146,625)	(40,682)
Total consolidated loss from operations	(101,639)	(114,870)	(520,082)	(204,048)	(503,412)	(1,272,911)
Total segment and consolidated assets	247,984		247,984		350,372	$ 185,140
Product Segment [Member]
Total segment and consolidated revenues	35,422	24,457	206,851	1,373,547
Total segment and consolidated gross profit	7,205	1,523	44,738	107,709
Total segment income (loss)	(70,696)	(103,897)	(390,335)	(163,366)
Total segment and consolidated assets	184,081		184,081		50,708
Logistics Services Segment [Member]
Total segment and consolidated revenues	50,708		50,708
Total segment and consolidated gross profit	16,878		16,878
Total segment income (loss)	16,878		16,878
Total segment and consolidated assets	$ 350,372		$ 350,372